Stockholders' Equity (Deficit) - Schedule of Stock Options Outstanding and Exercisable (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise Price
Number of Option Outstanding	397,126	4,442,172
Weighed Averate Remaining Contractual Life (in years)	6 years 1 month 2 days	6 years
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.77	$ 2.53	0.41
Number of Option Exercisable	256,345	219,085
Weighted Average Exercise Price, Exercisable	$ 2.18	$ 1.31	$ 0.42
Minimum [Member]
Exercise Price	0.40	0.40
Maximum [Member]
Exercise Price	$ 6.50	$ 6.50